UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21501

ING Clarion Investors LLC
(Exact name of registrant as specified in charter)

14 East 4th Street, Suite 1128, New York, NY			10012
(Address of principal executive offices)			(Zip code)

Annemarie Gilly, ING Clarion Investors, LLC 14 East 4th Street, Suite 1128, New York, NY 10012
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-212-505-2459

Date of fiscal year end:	December 31, 2005

Date of reporting period:	December 31, 2005

Item 1.           Report(s) to Stockholders.

ING Clarion Investors LLC

Officers and Directors

Annemarie Gilly

Chief Executive Officer

Jeffrey Lazar

Chief Financial Officer and Treasurer

Steven N. Fayne

Director

I. Trevor Rozowsky

Director

Custodian

Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Annual Report

December 31, 2005

ING Clarion Investors LLC

Financial Statements

For the year ended December 31, 2005

February 2006

ING CLARION INVESTORS LLC

Dear Member,

Enclosed is the Annual Report for ING Clarion Investors LLC (the “Fund”) for the year ended December 31, 2005. As of December 31, 2005, all of the Fund’s assets were invested in the ING Clarion Commercial Mortgage Securitization Fund (Cayman), L.P. (the “Cayman Partnership”), which in turn invests all of its assets in the ING Clarion Commercial Mortgage Securitization Fund, L.P. (the “Real Estate Partnership”). At December 31, 2005, the Fund’s investment in the Cayman Partnership was valued at $25,402,832. At that date, the net asset value of the Cayman Partnership was $181,610,666, and the net asset value of the Real Estate Partnership was $238,605,421, which included investments in 90 mortgage-backed investments valued at $267,841,666 and deposits with a broker as collateral for investments sold, not yet purchased in the amount of $174,946,720. Liabilities primarily consisted of investments sold short of $174,643,317 and reverse repurchase agreements of $33,698,000.

Market Summary

Property market fundamentals continue to improve at varying rates at the regional and local level, with differences between property types becoming more apparent. The office sector continues to recover with nearly all office markets in the U.S. now showing signs of improvement. The U.S. office market ended the fourth quarter 2005 with a vacancy rate of 12.1%, down 0.5% from the previous quarter. The industrial property sector was a solid performer in 2005 due to favorable economic conditions. The U.S. industrial market ended the fourth quarter 2005 with a vacancy rate of 9.1%, down 0.2% from the previous quarter. The retail property sector remained the top performer in 2005 due to continued strength in consumer demand. Retail vacancy rates decreased 0.2% for the year ending 12/31/05, with average asking rents increasing 3.4% over the same period. The multifamily sector continued to struggle in 2005 with persistent low rent growth and continued rent concessions. A number of factors led to low rent growth and continuing concessions, such as, low mortgage rates, a growing homeownership rate in the primary renter age cohort, and low labor force participation in the same primary renter age cohort as a result of a disappointing labor market. However, these factors which dampened the multifamily recovery over the past year are beginning to subside with improvements in occupancy taking hold across many U.S. markets. The multifamily sector ended the fourth quarter 2005 with a vacancy rate of 6.4%, down 0.1% from the previous quarter.

Investment Activity

The Real Estate Partnership acquired 7 classes of securities from two different securitization deals. All classes were acquired at discounts to par (the par amount was $74,019,313 and the purchase price was $41,725,702, averaging 56% of par amount) at an average nominal yield to maturity of approximately 13% and a nominal cash-on-cash yield of approximately 9%.

The Real Estate Partnership’s general partner, ING Clarion Securitization GP, LLC, and its President, Daniel Heflin, have indicated they would be pleased to discuss with you any questions you may have regarding the Real Estate Partnership, its results or the markets generally. Please also feel free to contact me regarding the Fund and these financial statements.

Annemarie Gilly

Chief Executive Officer

Report of Independent Registered Public Accounting Firm

To the Members and Board of Directors of

ING Clarion Investors LLC

We have audited the accompanying statement of assets, liabilities and members’ capital of ING Clarion Investors LLC (the “Fund”), as of December 31, 2005, and the related statements of operations and cash flows for the year then ended and the statement of changes in members’ capital for the year ended December 31, 2005 and for the period from January 26, 2004 (commencement of operations) to December 31, 2004. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING Clarion Investors LLC at December 31, 2005, and the results of its operations and its cash flows for the year then ended and the changes in its members’ capital for the year ended December 31, 2005 and for the period from January 26, 2004 (commencement of operations) to December 31, 2004, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 20, 2006

ING Clarion Investors LLC

Statement of Assets, Liabilities and Members’ Capital

December 31, 2005

Asset
Investment in the Cayman Partnership, at fair value	$25,402,832
Total assets	$25,402,832

Liabilities and Members’ Capital
Members’ capital	25,402,832

Total liabilities and members’ capital	$25,402,832

Shares of Beneficial Interest:
Shares issued and outstanding	60,053
Net asset value per share	$423.01

See notes to the financial statements

ING Clarion Investors LLC

Statement of Operations

For the Year Ended December 31, 2005

Net realized gain and unrealized depreciation allocated from the Cayman Partnership:
Realized gain on securities sold, not yet purchased		$45,331
Change in net unrealized depreciation on investment in securities		(382,597)
Change in net unrealized appreciation on investment in securities sold, not yet purchased		39,664

Net realized and unrealized loss allocated from the Cayman Partnership		(297,602)

Income and expenses allocated from the Investment in the Cayman Partnership
Interest income (includes net accretion of discount on investment securities of $721,526)		3,480,501
Expenses		(1,139,352)

Net investment income allocated from the Cayman Partnership		2,341,149

Fund Expenses
Officer and director fees	55,067
Professional fees	25,000
	80,067
Less: Expenses borne by the Real Estate Partnership	(80,067)
Net Fund expenses		—

Net increase in members’ capital from operations		$2,043,547

See notes to the financial statements

ING Clarion Investors LLC

Statement of Changes in Members’ Capital

	Year Ended December 31, 2005	Period Ended December 31, 2004 (1)

Members’ capital at beginning of period	$16,510,268	$—
Capital contributions from members	8,520,388	27,331,875
Distributions to members	(1,671,371)	(11,660,630)
Offering costs allocated from the Cayman Partnership	—	(10,184)
Reimbursed offering costs allocated from the Cayman Partnership	—	10,184
Net increase in members’ capital from operations	2,043,547	839,023
Members’ capital at end of period	$25,402,832	$16,510,268

Members’ share transactions:
Shares issued in connection with capital contributions	20,135	39,918

(1)          For the period from January 26, 2004 (commencement of operations) to December 31, 2004.

See notes to the financial statements

ING Clarion Investors LLC

Statement of Cash Flows

For the Year Ended December 31, 2005

Cash flows from operating activities
Net increase in members’ capital from operations	$2,043,547
Adjustments to reconcile net increase in members’ capital from operations to net cash used in operating activities:
Net investment income allocated from the Cayman Partnership	(2,341,149)
Realized gain on securities sold, not yet purchased allocated from the Cayman Partnership	(45,331)
Change in net unrealized depreciation on investment in securities allocated from the Cayman Partnership	382,597
Change in net unrealized appreciation on investment in securities sold, not yet purchased allocated from the Cayman Partnership	(39,664)
Contributions to the Cayman Partnership	(8,520,388)
Distributions from the Cayman Partnership	1,671,371
Net cash used in operating activities	(6,849,017)

Cash flows from financing activities
Capital contributions from members	8,520,388
Capital distributions to members	(1,671,371)
Net cash provided by financing activities	6,849,017

Net change in cash	—
Cash, beginning of year	—
Cash, end of year	$—

See notes to the financial statements

ING Clarion Investors LLC

Notes to Financial Statements

December 31, 2005

1. Organization

ING Clarion Investors LLC (the “Fund”), a Delaware limited liability company, was formed on January 26, 2004 and is a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund is invested as a limited partner in the ING Clarion Commercial Mortgage Securitization Fund (Cayman), L.P. (the “Cayman Partnership”). The Cayman Partnership is invested as a limited partner in the ING Clarion Commercial Mortgage Securitization Fund, L.P. (the “Real Estate Partnership”). The Real Estate Partnership is organized with the objective of achieving significant capital appreciation and current income by investing in a diversified portfolio of commercial real estate debt investments. The general partner of the Real Estate Partnership is ING Clarion Securitization GP, LLC, a Delaware limited liability company (the “General Partner”). The Fund does not have an investment adviser. All assets of the Fund are invested in the Cayman Partnership.

The Fund shall be dissolved upon the earlier of (i) dissolution of the Real Estate Partnership and (ii) at such time as is required by law.

2. Summary of Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. The Fund maintains its financial records in United States dollars. For financial reporting purposes, the Fund follows the accrual method of accounting.

Use of Estimates—Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Investment in the Cayman Partnership—The Fund’s investment in the Cayman Partnership is valued at the Fund’s proportionate interest in the partners’ capital of the Cayman Partnership, which represents estimated fair value. The performance of the Fund is directly affected by the performance of the Cayman Partnership, which in turn is directly affected by the performance of the Real Estate Partnership. As such, significant accounting policies of the Real Estate Partnership have been included.

As of December 31, 2005, the Fund had a 14.0% ownership interest in the Cayman Partnership, which in turn had a 76.1% ownership interest in the Real Estate Partnership. Accordingly, the Fund had a 10.6% indirect interest in the Real Estate Partnership.

The Fund records contributions and withdrawals related to its investment in the Cayman Partnership on the trade date. The results of operations of the Fund, insofar as it results in changes in the Fund’s investment, are reflected in the accompanying statement of operations.

Investment Valuation—The Real Estate Partnership’s fixed income real estate investments’ valuations are based on information with respect to transactions in such investments, pricing services, quotations from dealers, if available, market transactions in comparable real estate investments, credit quality and various relationships between investment values and yield to maturity. The value of investments for which market quotations are not readily available are determined in good faith at estimated fair value as determined by the General Partner of the Real Estate Partnership. These values may differ from the value that would have been used had a broader market for the investments existed and the differences could be material to the Real Estate Partnership’s financial statements, and would also have a similar impact to the Fund’s financial statements.

At December 31, 2005, 69.5% of the Real Estate Partnership’s investments in subordinate commercial mortgage backed investments consisted of investments where market quotations were not readily available, and were deemed illiquid. These investments were valued by the General Partner of the Real Estate Partnership in good faith based on the factors described above at $185,990,418.

Income Taxes—The Fund is treated as a partnership for U.S. federal income tax purposes. As such, the Fund is not subject to U.S. federal income tax at the entity-level, although it will be required to file an annual information return with the Internal Revenue Service (the “IRS”). Each Member will take into account its allocated share of each item of the Fund’s income, gain, loss and credit.

3. General Partner Management Fees

The General Partner of the Real Estate Partnership is responsible for the management of the Real Estate Partnership. The General Partner is paid a management fee of 1.5% per annum of the commitment of each limited partner in the Real Estate Partnership during the commitment period, as defined in the partnership agreement; thereafter, the management fee is equal to 1.5% of the unreturned funded commitments of each limited partner. For the year ended December 31, 2005 the Fund’s share of the management fees incurred by the Real Estate Partnership and paid to the General Partner was $451,440 and is included in allocated expenses in the accompanying Statement of Operations.

In accordance with the Real Estate Partnership’s partnership agreement, management fees shall be reduced by the sum of (a) all placement agency fees paid by the Real Estate Partnership and (b) the amount of fees, net of out-of-pocket expenses, received by the General Partner of the Real Estate Partnership or its affiliates for services rendered in connection with the resecuritization of any Real Estate Partnership investment. During 2005, no fees were received by the General Partner of the Real Estate Partnership or its affiliates with respect to clause (a) or (b) above.

The General Partner of the Real Estate Partnership is also entitled to an incentive allocation of profits of the Real Estate Partnership (as described in Note 4) of up to 20% if certain return thresholds are met. For 2005, the General Partner of the Real Estate Partnership did not earn such an allocation. Accordingly, there was no indirect incentive allocation to the Fund.

In accordance with its partnership agreement, operating expenses of the Real Estate Partnership as well as the direct operating expenses of the Cayman Partnership and the Fund are borne by the Real Estate Partnership and allocated pro rata to each entity based on their respective committed capital. The Fund’s allocation of such aggregate expenses is included in the Statement of Operations under the caption “Income and expenses allocated from investment in the Cayman Partnership”. In addition, the Statement of Operations also reflects the identifiable direct expenses of the Fund, if any, and a corresponding offset for such Fund expenses borne by the Real Estate Partnership.

4. Related Party Transactions

For the year ended December 31, 2005 the Fund had Director and Officer expenses of $55,067. Each director is paid a fixed a fee of $1,250 a quarter. In addition to director expenses, officers are paid an annual compensation of $20,000. Other direct expenses of the Fund were Professional fees of $25,000. These expenses are borne by the Real Estate Partnership and allocated as described in note 3.

5. Members’ Capital

Pursuant to the Fund’s Operating Agreement, all distributions of amounts that represent current income, net proceeds from dispositions, and all distributions of investments in kind shall be apportioned among the members in proportion to their respective interests with respect to the investment, giving rise to the particular distribution.

Pursuant to the Real Estate Partnership’s partnership agreement, distributions of current income, proceeds from dispositions and in-kind distributions will be allocated in proportion to and to the extent of: (i) the limited partner’s funded commitment, (ii) the limited partner’s preferred return of 9% per annum (compounded annually) of their funded commitment, (iii) 50% to the limited partner and 50% to the general partner until the aggregate General Partner distributions equal 20% of limited partner distributions and (iv) 80% to the limited partner and 20% to the General Partner (referred to as its incentive allocation). The Fund’s Members’ Capital will be decreased by its pro-rata share of the incentive allocation to the General Partner of the Real Estate Partnership.

The Fund is authorized to issue up to $200,000,000 in shares of beneficial interest. Shares of beneficial interest in connection with capital contributions were initially issued at $1,000 per share. Distributions to members do not result in a reduction in the shares of beneficial interest outstanding. The Fund has total capital commitments from Members of $30,098,065, of which $24,855,301 or 83% was contributed as of December 31, 2005. The Fund will have subscriptions equal to any capital call sufficient to meet capital calls of the Cayman Partnership.

6. Investment in the Cayman Partnership

The Real Estate Partnership has total capital commitments of $282,598,065 as of December 31, 2005. At December 31, 2005, the Cayman Partnership’s net assets were $181,610,666, comprised solely of its investment in the Real Estate Partnership. The Fund’s share of the capital commitments to the Real Estate Partnership, through its direct capital commitment to the Cayman Partnership, is $30,098,065 of which $24,855,301 or 83% was contributed as of December 31, 2005.

7. Summary Financial Information of the Real Estate Partnership

As of December 31, 2005, the Real Estate Partnership has invested in 90 tranches of 19 commercial mortgage backed investments, for a total purchase price of $261,344,608, a total face amount of $565,366,110 with coupons ranging from 4.692% to 6.000%. The following table shows the Real Estate Partnership’s investments at December 31, 2005.

Investments In Securities Commercial Mortgage Backed Investments (112.25%(a)) United States:	Face Amount		Value

Bank of America Commercial Mortgage Inc., 4.718%, 11/10/41	$8,616,500.00	(b)	$6,772,277
Bank of America Commercial Mortgage Inc., 4.718%, 11/10/41	13,897,068	(c)	5,085,703
Citigroup Commercial Mortgage Trust, 5.25%, 4/15/40	8,688,000	(b)	6,214,409
Citigroup Commercial Mortgage Trust, 5.25%, 4/15/40	13,034,797	(c)	4,475,372
CS First Boston Mortgage Securities Corp., 6.0%, 7/15/35	1,500,000	(c)	1,244,883
CS First Boston Mortgage Securities Corp., 5.2255%, 12/15/36	7,883,000	(b)	4,904,088
CS First Boston Mortgage Securities Corp., 5.2255%, 12/15/36	22,073,490	(c)	6,531,014
CS First Boston Mortgage Securities Corp., 4.783%, 7/15/36	19,743,000	(b)	14,163,595
CS First Boston Mortgage Securities Corp., 4.783%, 7/15/36	30,739,484	(c)	11,602,488
CS First Boston Mortgage Securities Corp., 4.947%, 12/15/40	13,785,000		10,257,041
CS First Boston Mortgage Securities Corp., 4.947%, 12/15/40	59,484,313	(c)	29,570,610
DLJ Commercial Mortgage Corp., 5.75%, 3/10/32	1,298,000	(b)	952,610
JP Morgan Chase Commercial Mortgage Securities Corp., 5.056%, 7/12/35	800,000	(c)	621,964
JP Morgan Chase Commercial Mortgage Securities Corp., 5.015%, 1/15/38	9,119,000	(b)	5,937,771
JP Morgan Chase Commercial Mortgage Securities Corp., 5.015%, 1/15/38	20,841,998	(c)	6,301,631
JP Morgan Chase Commercial Mortgage Securities Corp., 4.692%, 1/12/37	9,614,000	(b)	6,023,596
JP Morgan Chase Commercial Mortgage Securities Corp., 4.692%, 1/12/37	20,430,000	(c)	7,222,845
LB UBS Commercial Mortgage Trust, 5.075%, 7/15/37	28,715,438	(c)	11,190,100
Merrill Lynch Mortgage Trust, 5.421%, 2/12/42	12,098,000	(b)	8,443,618
Merrill Lynch Mortgage Trust, 5.421%, 2/12/42	19,597,705	(c)	7,291,075
Merrill Lynch Mortgage Trust, 5.019%, 9/12/42	14,216,000	(b)	9,492,719
Merrill Lynch Mortgage Trust, 5.019%, 9/12/42	24,167,494	(c)	9,299,965
Wachovia Bank Commercial Mortgage Trust, 4.932% - 5.096%, 4/15/35	31,168,534	(c)	12,132,771
Wachovia Bank Commercial Mortgage Trust, 5.367%, 10/15/35	30,576,247	(c)	10,521,427
Wachovia Bank Commercial Mortgage Trust, 5.0309%,11/15/35	2,500,000	(b)	1,860,156
Wachovia Bank Commercial Mortgage Trust, 5.0309%,11/15/35	21,921,293	(c)	9,606,234
Wachovia Bank Commercial Mortgage Trust, 5.1%, 7/15/41	11,958,000	(b)	8,990,928
Wachovia Bank Commercial Mortgage Trust, 5.1%,7/15/41	25,255,508	(c)	8,755,803
Wachovia Bank Commercial Mortgage Trust, 5.043%, 10/15/41	8,662,000	(b)	6,613,234
Wachovia Bank Commercial Mortgage Trust, 5.043%, 10/15/41	24,543,900	(c)	9,324,273
Wachovia Bank Commercial Mortgage Trust, 4.99%, 5/15/44	18,163,000	(b)	13,564,932
Wachovia Bank Commercial Mortgage Trust, 4.99%, 5/15/44	30,275,341	(c)	12,872,534
Total commercial mortgage backed investments (112.25%(a)) (amortized cost $271,674,089)			$267,841,666

(a)          Represents percentage of partners’ capital of the Real Estate Partnership at December 31, 2005.

(b)         Investments, or portion thereof, with an aggregate fair value of $25,787,360 have been segregated to collateralize outstanding reverse repurchase agreements.

(c)          Investments are deemed illiquid and have been fair valued at December 31, 2005.

The credit ratings of the Real Estate Partnership’s commercial mortgage backed investments are summarized below:

Summary of Rating (Unaudited) - December 31, 2005	Percentage of Value by Rating (1)
Issuer	BB+	BB	BB-	B+	B	B-	NR	Total
CS First Boston Mortgage Securities Corp.	0.0%	3.9%	3.8%	5.7%	2.9%	2.8%	10.2%	29.3%
LB UBS Commercial Mortgage Trust	0.0%	0.0%	0.0%	0.0%	0.9%	0.8%	2.5%	4.2%
Merrill Lynch Mortgage Trust	0.0%	2.3%	2.3%	2.1%	1.1%	3.3%	1.8%	12.9%
DLJ Commercial Mortgage Corp.	0.0%	0.0%	0.4%	0.0%	0.0%	0.0%	0.0%	0.4%
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.0%	1.0%	2.3%	1.7%	1.5%	1.6%	1.7%	9.8%
Bank of America Commercial Mortgage Inc.	1.0%	1.0%	0.4%	0.6%	0.3%	0.3%	0.7%	4.3%
Citigroup Commercial Mortgage Trust	0.0%	0.9%	0.8%	0.6%	0.3%	0.4%	1.0%	4.0%
Wachovia Bank Commercial Mortgage Trust	1.2%	4.5%	4.7%	5.2%	4.0%	3.9%	11.6%	35.1%
	2.2%	13.6%	14.7%	15.9%	11.0%	13.1%	29.5%	100.0%

(1)  Based on total investments

NR:  Not rated

The Real Estate Partnership had the following investments sold, not yet purchased at December 31, 2005:

Securities Sold, Not Yet Purchased:

Face Amount	U.S Treasury Notes and Bonds	Value
$1,328,000	U.S. Treasury Note, 3.875%, 5/15/10	$1,303,308
6,333,000	U.S. Treasury Note, 3.875%, 9/15/10	6,205,351
144,274,000	U.S. Treasury Note, 4.25%, 11/15/14	142,673,460
16,224,000	U.S. Treasury Bond, 6.25%, 8/15/15	16,026,270
6,781,000	U.S. Treasury Bond, 6.25%, 5/15/30	8,434,928
Total securities sold, not yet purchased (proceeds $175,358,604)		$174,643,317

The Real Estate Partnership had the following reverse repurchase agreements outstanding at December 31, 2005:

Reverse Repurchase Agreements:

Broker	Interest Rate	Maturity	Amount
Bear, Stearns & Co. Inc.	5.14%	2/1/06	$3,554,000
Bear, Stearns & Co. Inc.	5.06%	1/3/06	30,144,000
			$33,698,000

8. Market and Other Risk Factors

As an indirect investor in the Real Estate Partnership, the Fund is subject to the same market and other risk factors as the Real Estate Partnership. Below are the market and other risk factors related to the Real Estate Partnership.

At December 31, 2005, the Real Estate Partnership’s schedule of investments is comprised primarily of non-investment grade interests of commercial mortgage-backed investments and may also include subordinated interests of individual loans secured by commercial real estate commonly referred to as High Yield Real Estate Debt. As a result the Real Estate Partnership is subject to market and other risk factors, including, but not limited to the following:

General Economic and Real Estate Risks — General economic and real estate conditions may result in occasional or permanent reductions in the value of the Real Estate Partnership’s assets.

Credit Risk — There are no restrictions on the credit quality of the investments in the Real Estate Partnership. Subordinated investments have significant uncertainties and increased exposure to adverse conditions, and are considered to be speculative. Investments in subordinated interests may involve greater risk of default than senior classes of the issue or series. At December 31, 2005, approximately 30% of the total fair value of investments was invested in unrated subordinate commercial mortgage backed investments.

Liquidity Risk — The Real Estate Partnership’s schedule of investments is comprised primarily of illiquid investments, which may cause the Real Estate Partnership to retain certain investments longer than anticipated or to dispose of assets at a value less than anticipated.

Hedging Risk — The Real Estate Partnership’s hedging instruments may not be effective due to many possible factors, including basis risk and credit deterioration of the Real Estate Partnership’s assets.

Other risks include counterparty risk, interest rate risk and prepayment and extension risk, all of which could impact the anticipated yield or return on the Real Estate Partnership’s investments.

Investments sold, not yet purchased represent transactions in which the Real Estate Partnership sells investments it does not own and is obligated to repurchase the investments at their market value at the time of replacement. Potential losses from investments sold, not yet purchased may be unlimited.

As of December 31, 2005, the Real Estate Partnership had $174,643,317 in securities sold, not yet purchased comprised of U.S. Treasury investments sold for proceeds of $175,358,604, which represent hedging instruments.

Reverse repurchase agreements are transactions whereby investments are sold under agreements to repurchase. Such transaction is treated in the Real Estate Partnership’s financial statements as a collateralized financing transaction. If the counterparty to the reverse repurchase agreement fails financially, there is a risk of delay in recovery of the investments or loss of rights in the collateral. As such, all transactions to repurchase investments are with major financial institutions and the counterparty risk is monitored by the Investment Manager. At December 31, 2005 reverse repurchase agreements are stated at amortized cost which represents fair value in the Real Estate Partnership’s statement of financial condition and are presented in detail in the Real Estate Partnership’s schedule of investments, which is included in Note 6 of these financial statements. Accrued interest on these transactions is reflected as interest payable in the Real Estate Partnership’s statement of financial condition.

9. Indemnities

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Financial Highlights

The following represents the per share operating performance for a share of beneficial interest outstanding throughout the period, the ratios to average members’ capital and internal rate of return information for the year ended December 31, 2005 and for the period from January 26, 2004 (commencement of operations) to December 31, 2004:

	For the Year Ended December 31, 2005	For the Period Ended December 31, 2004 (1)
Net asset value, beginning of period	$413.60	$1,000.00
Income from investment operations
Net investment income (2)	55.34	31.87
Net realized and unrealized gain	(6.02)	58.23
Total income from investment operations	49.32	90.10

Distributions to members	(39.91)	(676.50)
Net asset value, end of period	$423.01	$413.60

Ratios to average members’ capital:
Expenses	6.84%	7.94%
Expense without reimbursements	7.32%	9.08%
Net investment income	14.09%	7.10%
Net investment income without reimbursements	13.61%	5.96%

Members’ Capital	$25,402,832	$16,510,268
Total Return	11.92%	6.45%

Portfolio Turnover Rate	0.00%	0.00%

Internal rate of return
Since inception (3)	10.01%	6.80%

(1)            For the period from January 26, 2004 (commencement of operations) to December 31, 2004, not annualized.

(2)            Calculated based upon average shares outstanding throughout the period.

(3)            Supplemental information.

The ratios and total return are calculated based on average members’ capital taken as a whole and are not annualized for periods less than one year.

11. Subsequent Events

On February 2, 2006, the Fund distributed $457,971 to its Members.

ING Clarion Investors LLC

DIRECTORS AND OFFICERS

(unaudited)

The directors and executive officers of ING Clarion Investors LLC and their principal occupations during the past five years are:

Independent Directors*

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Steven N. Fayne (age 54)	Director	Until death, resignation or removal. Elected January 2004.	Managing Director, GMAC Commercial Mortgage; formerly, Managing Director, ARCS Affordable Housing	1	Clarion Value Fund Master, LLC; Clarion CMBS Value Fund, Inc.; Clarion Total Return Fund;

I. Trevor Rozowsky (age 44)	Director	Until death, resignation or removal. Elected January 2004.	Executive Vice President, Lydian Trust Company; President and CEO, Lydian Private Bank; Formerly, Senior Vice President, Ocwen Financial Corp.	1	Clarion Value Fund Master, LLC; Clarion CMBS Value Fund, Inc.; Clarion Total Return Fund;

*                                         Not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Annemarie Gilly	President and Chief Executive Officer	Until death, resignation or removal; since March 2004

Director of Investor Relations, Globeop Financial Services,Inc.; Formerly, Founding Partner, Gilly and Lazar Consultants; Head of Relationship Management, The Bank of New York; Director of Client Services, Zweig-DiMenna Associates, LLC

Jeffrey Lazar	Chief Financial Officer, Secretary, Treasurer and Compliance Officer	Until death, resignation or removal; since March 2004	CEO and CFO, Twin Peaks Capital; Founding Partner, Gilly and Lazar Consultants; Formerly, Executive Vice President, Treasurer and Chief Financial Officer, Zweig Advisors Inc.

Additional information about the Directors is available in the Statement of Additional Information of the Fund’s Form N-2 dated August 4, 2004, which is available from the Fund at no charge by calling (212) 505-2459.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2688 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2688 or by accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of registrant’s code of ethics may be requested free of charge by calling (212) 505-2459.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the registrant has designated I. Trevor Rozowsky as the Audit Committee Financial Expert. Mr. Rozowsky is considered by the Board to be an independent director.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for professional services rendered by the registrant’s principal accountant for the year ended December 31, 2005, and for the period from January 26, 2004 (commencement of operations) to December 31, 2004, were as follows:

	2005	2004
Audit Fees	$25,000	$15,000
Audit-Related Fees	$0	$0
Tax Fees	$0	$0
All Other Fees	$0	$0

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, in particular the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors.

(e) (1) The registrant’s audit committee’s pre-approval policies and procedures are as follows:

The audit committee approves the engagement of the independent accountants for each fiscal year of the registrant in the manner and within the period specified by the Investment Company Act. Non-audit services performed by the independent accounts with respect to the registrant and specified affiliates are subject to pre-approval by the audit committee, with the provision that members of the committee may make certain ad hoc approvals subject to later ratification by the full committee.

(e) (2) No services included in (b) – (d) (i.e., “audit-related fees”, “tax fees” and “all other fees”) above were approved pursuant to paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X.

(f)            Not applicable.

(g)         The aggregate fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant were $0 and $0 for the year ended December 31, 2005 and for the period from January 26, 2004 (commencement of operations) to December 31, 2004, respectively. Because the registrant has no investment adviser (and did not have an investment adviser for the specified periods), the registrant reports that no fees were billed in 2005 and 2004 by the registrant’s principal accountant for non-audit services rendered to its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(h)         Because the registrant has no investment adviser (and did not have an investment adviser for the specified period), registrant’s audit committee has not had to consider the matters specified by this sub-item (h).

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

To the extent the registrant is requested to vote or consent on any matter initiated by a company in which it holds an interest, the registrant, through its officers, intends to vote for the outcome deemed to maximize economic value to the registrant. In doing so, the officers are instructed to consider potential conflicts between the interests of the registrant’s shareholders and those of the officers and, as necessary, to consult the registrant’s board of directors. The registrant’s Compliance Officer is responsible for assuring any such vote or consent is addressed in a timely fashion.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)          The President and Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Certification of chief executive officer and chief financial officer pursuant to section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of chief executive officer and chief financial officer pursuant to section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ING Clarion Investors LLC

By (Signature and Title)	/s/ Annemarie Gilly
Annemarie Gilly, President and Chief Executive Officer

Date	03/03/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Annemarie Gilly
Annemarie Gilly, President and Chief Executive Officer

Date	03/03/2006

By (Signature and Title)	/s/ Jeff Lazar
Jeff Lazar, Treasurer and Chief Financial Officer

Date	03/03/2006